LONG-TERM DEBT - Additional Information (Details) - USD ($)									1 Months Ended		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 04, 2021	Jan. 03, 2021	Dec. 14, 2020	Aug. 28, 2020	Oct. 21, 2019	Oct. 01, 2019	Mar. 30, 2018	Nov. 21, 2017	Sep. 27, 2020	Mar. 30, 2018	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Jan. 20, 2021	Dec. 18, 2020	Apr. 01, 2020	Dec. 30, 2019
Debt Instrument [Line Items]
Deferred financing costs											$ 2,870,000	$ 653,000
Repayment of debt											783,735,000	2,178,000	$ 239,989,000	$ 6,686,000				$ 135,141,000	$ 5,611,000
Proceeds on the sale of IO notes											2,295,000							33,204,000
Interest expense											10,861,000	9,643,000	13,301,000	26,659,000				$ 48,388,000	45,715,000
Kitchen Cooked
Debt Instrument [Line Items]
Deferred payment obligations												2,000,000.0											$ 2,000,000.0
Deferred payment obligations outstanding	$ 1,000,000.0											1,000,000.0
Kitchen Cooked | Intellectual Property
Debt Instrument [Line Items]
Deferred payment obligations												$ 500,000
Deferred payment obligations outstanding		$ 500,000									$ 400,000		$ 500,000		$ 500,000	$ 500,000
First Lien Term Loan | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate								2.50%
Interest rate		3.65%									3.64%	5.10%	3.65%		3.65%	3.65%	5.20%	5.20%
Principal amount								$ 535,000,000.0
Quarterly principal payments							$ 1,300,000			$ 1,300,000
Advance payment of principal										$ 111,600,000
Finance fees								$ 10,700,000
Repayment of debt											$ 410,000,000
First Lien Term Loan | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								3.50%
Second Lien Term Loan | Secured Debt
Debt Instrument [Line Items]
Principal amount								$ 125,000,000.0
Finance fees								4,100,000
Repayment of debt						$ 126,300,000
Senior Secured First Lien Floating Rate Note | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate					6.70%
Interest expense				$ 1,300,000
Principal amount					$ 125,000,000.0
Repayment of debt				$ 128,800,000
Senior Secured First Lien Floating Rate Note | Secured Debt | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate					5.25%
IO Notes Payable
Debt Instrument [Line Items]
Deferred financing costs									$ 2,900,000			$ 700,000		1,700,000
Interest expense									10,900,000			9,600,000	$ 13,300,000					$ 48,400,000	45,700,000
Notes receivable sold	2,300,000																$ 33,200,000	33,200,000
Proceeds on the sale of IO notes	$ 2,500,000																34,100,000	34,100,000
Interest expense														26,700,000
Bridge Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Outstanding balance of credit agreement		$ 370,000,000.0											370,000,000.0		$ 370,000,000.0	$ 370,000,000.0
Principal amount		2,600,000											2,600,000		2,600,000	2,600,000
Finance fees		2,600,000	$ 7,200,000										2,600,000		2,600,000	2,600,000
Amount withdrawn from line of credit			$ 490,000,000.0
Repayments of with company's warrants		120,000,000.0									12,000,000.0				120,000,000.0
Bridge Credit Agreement | LIBOR | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate			4.25%		4.25%
Bridge Credit Agreement | Secured Debt
Debt Instrument [Line Items]
Repurchased amount of debt																				$ 358,000,000
2021 New Term Loans | Secured Debt | Minimum | Europe
Debt Instrument [Line Items]
Interest rate																				3.00%
2021 New Term Loans | Secured Debt | Minimum | UNITED STATES
Debt Instrument [Line Items]
Finance fees																				$ 8,400,000
Term Loan B | Secured Debt
Debt Instrument [Line Items]
Interest rate	3.11%
Principal amount																				720,000,000
Repurchased amount of debt																				$ 410,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Interest expense									7,600,000			$ 8,300,000	4,700,000	23,300,000				2,100,000	42,300,000
Revolving Credit Facility | ABL Facility | Line of Credit
Debt Instrument [Line Items]
Principal amount								$ 100,000,000.0													$ 161,000,000.0	$ 116,000,000.0
Outstanding balance of credit agreement	$ 15,000,000.0	0											0		0	0	0	0
Available for borrowing, net of letters of credit		$ 106,400,000									$ 93,400,000		106,400,000		$ 106,400,000	$ 106,400,000	$ 83,000,000.0	83,000,000.0
Unused line fees											0.50%					0.50%
Interest expense													$ 7,900,000					$ 43,700,000
Revolving Credit Facility | ABL Facility | Line of Credit | Minimum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								1.50%
Interest rate		1.64%									1.61%		1.64%		1.64%	1.64%
Revolving Credit Facility | ABL Facility | Line of Credit | Minimum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate								0.50%
Interest rate		3.75%									3.75%		3.75%		3.75%	3.75%
Revolving Credit Facility | ABL Facility | Line of Credit | Maximum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate								2.00%
Interest rate												2.36%					3.30%	3.30%
Revolving Credit Facility | ABL Facility | Line of Credit | Maximum | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
Interest rate												3.75%					5.25%	5.25%
Revolving Credit Facility | IO Notes Payable | Total notes payable
Debt Instrument [Line Items]
Interest expense									$ 400,000			$ 600,000	$ 700,000	$ 1,700,000				$ 2,600,000	$ 700,000
Standby Letters of Credit | ABL Facility | Line of Credit
Debt Instrument [Line Items]
Principal amount		$ 14,100,000									$ 14,100,000		$ 14,100,000		$ 14,100,000	$ 14,100,000	$ 14,100,000	$ 14,100,000